Personnel costs	12 Months Ended
Dec. 31, 2018
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Personnel costs

D.24. Personnel costs

Total personnel costs include the following items:

(€ million)	2018	2017(a)	2016(a)
Salaries	6,547	6,592	6,424
Social security charges (including defined-contribution pension plans)	1,954	1,977	1,948
Stock options and other share-based payment expense	282	258	250
Defined-benefit pension plans	261	275	273
Other employee benefits	225	219	224

Total	9,269	9,321	9,119

(a)	Excluding personnel costs for the Animal Health business: immaterial in 2017 and €0.6 billion in 2016.

The total number of registered employees (excluding those of the Animal Health business) was 104,226 as of December 31, 2018, compared with 106,566 as of December 31, 2017 and 106,859 as of December 31, 2016.

Employee numbers by function as of December 31 are shown below:

	2018	2017(a)	2016(a)
Production	38,790	40,417	41,867
Research and development	15,140	14,764	15,148
Sales force	28,914	30,284	30,815
Marketing and support functions	21,382	21,101	19,029

Total	104,226	106,566	106,859

(a)	Excluding employees of the Animal Health business: 4 employees in 2017 and 6,957 in 2016.